American Funds Target Date Retirement Series®
American Funds® 2065
Target Date Retirement Fund
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	1,280,952	$67,199
SMALLCAP World Fund, Inc., Class R-6[1]	1,097,122	67,199
The Growth Fund of America, Class R-6	828,753	47,396
AMCAP Fund, Class R-6[1]	1,412,874	47,105
The New Economy Fund, Class R-6[1]	721,549	33,567
New World Fund, Inc., Class R-6	391,939	26,840
EuroPacific Growth Fund, Class R-6	264,322	13,385
		302,691
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	1,161,515	60,538
Fundamental Investors, Class R-6	958,185	60,538
Washington Mutual Investors Fund, Class R-6	1,009,979	53,812
The Investment Company of America, Class R-6	1,084,414	47,085
American Mutual Fund, Class R-6	669,966	33,633
		255,606
Balanced funds 12%
American Balanced Fund, Class R-6	1,351,147	40,359
American Funds Global Balanced Fund, Class R-6	1,216,725	40,358
		80,717
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,545,974	33,632
Total investment securities 100% (cost: $756,154,000)		672,646
Other assets less liabilities 0%		(144)
Net assets 100%		$672,502
American Funds Target Date Retirement Series — Page 1 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$38,455	$43,677	$335	$(34)	$(14,564)	$67,199	$271	$2,802
SMALLCAP World Fund, Inc., Class R-6[1]	38,455	49,186	373	(48)	(20,021)	67,199	—	3,703
The Growth Fund of America, Class R-6	26,918	32,350	203	(25)	(11,644)	47,396	117	2,361
AMCAP Fund, Class R-6[1]	26,918	32,343	153	(15)	(11,988)	47,105	—	3,575
The New Economy Fund, Class R-6[1]	19,228	23,519	146	(14)	(9,020)	33,567	—	1,565
New World Fund, Inc., Class R-6	15,382	17,666	179	(21)	(6,008)	26,840	144	1,085
EuroPacific Growth Fund, Class R-6	7,691	8,878	55	(6)	(3,123)	13,385	145	379
						302,691
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	38,455	36,265	3,677	38	(10,543)	60,538	795	1,978
Fundamental Investors, Class R-6	34,609	36,050	81	(4)	(10,036)	60,538	583	3,629
Washington Mutual Investors Fund, Class R-6	30,764	27,772	353	(12)	(4,359)	53,812	553	1,964
The Investment Company of America, Class R-6	30,764	26,903	3,746	86	(6,922)	47,085	434	2,009
American Mutual Fund, Class R-6	19,228	15,907	220	(12)	(1,270)	33,633	386	656
						255,606
Balanced funds 12%
American Balanced Fund, Class R-6	19,227	25,109	329	(7)	(3,641)	40,359	364	878
American Funds Global Balanced Fund, Class R-6	19,228	27,056	221	(7)	(5,698)	40,358	558	1,099
						80,717
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,228	16,933	842	(37)	(1,650)	33,632	554	—
Total 100%				$(118)	$(120,487)	$672,646	$4,904	$27,683
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 2 of 25

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	10,087,944	$617,887
New Perspective Fund, Class R-6	11,764,944	617,189
The Growth Fund of America, Class R-6	7,624,413	436,040
AMCAP Fund, Class R-6[1]	12,998,247	433,362
The New Economy Fund, Class R-6[1]	6,567,348	305,513
New World Fund, Inc., Class R-6	3,561,366	243,882
EuroPacific Growth Fund, Class R-6	2,394,225	121,243
		2,775,116
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	10,627,483	553,904
Fundamental Investors, Class R-6	8,767,085	553,904
Washington Mutual Investors Fund, Class R-6	9,239,480	492,280
The Investment Company of America, Class R-6	9,918,503	430,661
American Mutual Fund, Class R-6	6,123,598	307,405
		2,338,154
Balanced funds 12%
American Balanced Fund, Class R-6	12,317,602	367,927
American Funds Global Balanced Fund, Class R-6	11,091,917	367,919
		735,846
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	23,722,919	313,380
Total investment securities 100% (cost: $6,369,348,000)		6,162,496
Other assets less liabilities 0%		(822)
Net assets 100%		$6,161,674
American Funds Target Date Retirement Series — Page 3 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$591,348	$279,008	$926	$482	$(252,025)	$617,887	$—	$50,451
New Perspective Fund, Class R-6	603,869	196,010	926	454	(182,218)	617,189	3,691	38,177
The Growth Fund of America, Class R-6	425,249	160,332	2,726	431	(147,246)	436,040	1,577	31,932
AMCAP Fund, Class R-6[1]	420,886	156,177	1,698	312	(142,315)	433,362	—	37,767
The New Economy Fund, Class R-6[1]	299,182	119,277	459	211	(112,698)	305,513	—	21,154
New World Fund, Inc., Class R-6	235,623	82,715	370	162	(74,248)	243,882	1,938	14,633
EuroPacific Growth Fund, Class R-6	117,231	42,539	182	69	(38,414)	121,243	1,920	4,812
						2,775,116
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	598,100	142,123	61,306	1,738	(126,751)	553,904	8,856	27,246
Fundamental Investors, Class R-6	538,279	138,825	2,213	390	(121,377)	553,904	6,876	45,721
Washington Mutual Investors Fund, Class R-6	478,484	63,017	1,736	328	(47,813)	492,280	6,492	21,972
The Investment Company of America, Class R-6	478,484	94,208	61,298	3,531	(84,264)	430,661	4,932	25,677
American Mutual Fund, Class R-6	298,995	24,419	481	176	(15,704)	307,405	4,627	9,278
						2,338,154
Balanced funds 12%
American Balanced Fund, Class R-6	298,856	113,191	1,132	131	(43,119)	367,927	4,208	11,377
American Funds Global Balanced Fund, Class R-6	298,855	141,250	4,297	(71)	(67,818)	367,919	6,249	15,039
						735,846
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	298,663	39,304	3,895	(90)	(20,602)	313,380	6,217	—
Total 100%				$8,254	$(1,476,612)	$6,162,496	$57,583	$355,236
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 25

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	19,063,095	$1,167,614
New Perspective Fund, Class R-6	22,251,095	1,167,292
The Growth Fund of America, Class R-6	15,272,408	873,429
AMCAP Fund, Class R-6[1]	26,130,387	871,187
The New Economy Fund, Class R-6[1]	13,136,024	611,088
New World Fund, Inc., Class R-6	7,080,778	484,892
EuroPacific Growth Fund, Class R-6	4,750,960	240,589
American Funds Global Insight Fund, Class R-6	6,880,465	129,903
		5,545,994
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	21,106,671	1,100,080
Fundamental Investors, Class R-6	17,411,834	1,100,080
Washington Mutual Investors Fund, Class R-6	18,481,798	984,710
The Investment Company of America, Class R-6	18,111,234	786,390
American Mutual Fund, Class R-6	13,818,433	693,685
		4,664,945
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	22,096,491	732,940
American Balanced Fund, Class R-6	24,536,747	732,913
		1,465,853
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	47,483,234	627,254
Total investment securities 100% (cost: $12,276,562,000)		12,304,046
Other assets less liabilities 0%		(1,591)
Net assets 100%		$12,302,455
American Funds Target Date Retirement Series — Page 5 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,217,119	$457,022	$1,196	$663	$(505,994)	$1,167,614	$—	$102,511
New Perspective Fund, Class R-6	1,242,674	308,482	18,415	1,442	(366,891)	1,167,292	7,500	77,570
The Growth Fund of America, Class R-6	912,693	288,683	19,712	2,272	(310,507)	873,429	3,333	67,484
AMCAP Fund, Class R-6[1]	903,641	268,996	5,732	789	(296,507)	871,187	—	77,245
The New Economy Fund, Class R-6[1]	640,709	206,833	617	345	(236,182)	611,088	—	44,642
New World Fund, Inc., Class R-6	499,790	140,822	498	228	(155,450)	484,892	4,085	30,846
EuroPacific Growth Fund, Class R-6	248,027	72,825	246	100	(80,117)	240,589	4,020	10,038
American Funds Global Insight Fund, Class R-6	99,751	46,464	100	2	(16,214)	129,903	904	—
						5,545,994
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	1,273,515	213,647	128,080	3,641	(262,643)	1,100,080	18,154	58,027
Fundamental Investors, Class R-6	1,145,755	207,905	2,556	534	(251,558)	1,100,080	14,304	95,976
Washington Mutual Investors Fund, Class R-6	1,030,140	66,515	10,520	576	(102,001)	984,710	13,738	46,418
The Investment Company of America, Class R-6	973,813	98,158	128,259	18,999	(176,321)	786,390	9,568	50,784
American Mutual Fund, Class R-6	686,610	45,715	2,973	244	(35,911)	693,685	10,617	21,333
						4,664,945
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	637,292	238,590	776	203	(142,369)	732,940	12,949	32,060
American Balanced Fund, Class R-6	637,312	186,677	781	251	(90,546)	732,913	8,868	24,214
						1,465,853
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	635,255	51,565	15,756	(1,335)	(42,475)	627,254	12,832	—
Total 100%				$28,954	$(3,071,686)	$12,304,046	$120,872	$739,148
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 25

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	33,673,316	$1,766,502
SMALLCAP World Fund, Inc., Class R-6[1]	27,128,171	1,661,600
The Growth Fund of America, Class R-6	24,250,813	1,386,904
AMCAP Fund, Class R-6[1]	41,361,309	1,378,986
The New Economy Fund, Class R-6[1]	18,573,393	864,034
New World Fund, Inc., Class R-6	9,691,655	663,685
American Funds Global Insight Fund, Class R-6	25,929,606	489,551
EuroPacific Growth Fund, Class R-6	7,600,568	384,893
		8,596,155
Growth-and-income funds 37%
Washington Mutual Investors Fund, Class R-6	30,328,438	1,615,899
Capital World Growth and Income Fund, Class R-6	30,418,184	1,585,396
Fundamental Investors, Class R-6	25,091,564	1,585,285
American Mutual Fund, Class R-6	26,761,063	1,343,405
The Investment Company of America, Class R-6	23,984,282	1,041,398
		7,171,383
Equity-income funds 2%
The Income Fund of America, Class R-6	8,615,677	205,398
Capital Income Builder, Class R-6	3,187,990	204,764
		410,162
Balanced funds 12%
American Balanced Fund, Class R-6	42,381,233	1,265,927
American Funds Global Balanced Fund, Class R-6	31,698,304	1,051,433
		2,317,360
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	75,712,215	1,000,159
Total investment securities 100% (cost: $18,852,486,000)		19,495,219
Other assets less liabilities 0%		(2,561)
Net assets 100%		$19,492,658
American Funds Target Date Retirement Series — Page 7 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$1,915,758	$442,606	$37,988	$4,149	$(558,023)	$1,766,502	$11,361	$117,500
SMALLCAP World Fund, Inc., Class R-6[1]	1,793,018	600,712	3,100	1,911	(730,941)	1,661,600	—	148,261
The Growth Fund of America, Class R-6	1,502,328	422,507	41,365	6,725	(503,291)	1,386,904	5,379	108,923
AMCAP Fund, Class R-6[1]	1,485,765	385,676	16,678	2,924	(478,701)	1,378,986	—	122,783
The New Economy Fund, Class R-6[1]	971,361	240,481	1,647	1,063	(347,224)	864,034	—	66,494
New World Fund, Inc., Class R-6	732,651	154,757	1,305	633	(223,051)	663,685	5,939	44,849
American Funds Global Insight Fund, Class R-6	493,932	68,008	879	22	(71,532)	489,551	4,449	—
EuroPacific Growth Fund, Class R-6	406,064	108,383	717	306	(129,143)	384,893	6,559	16,308
						8,596,155
Growth-and-income funds 37%
Washington Mutual Investors Fund, Class R-6	1,696,143	106,175	20,089	2,218	(168,548)	1,615,899	22,506	76,021
Capital World Growth and Income Fund, Class R-6	1,916,794	184,425	115,115	4,179	(404,887)	1,585,396	27,819	90,485
Fundamental Investors, Class R-6	1,795,952	183,565	3,164	1,750	(392,818)	1,585,285	22,129	148,709
American Mutual Fund, Class R-6	1,342,021	75,596	5,139	1,228	(70,301)	1,343,405	20,553	41,265
The Investment Company of America, Class R-6	1,319,485	83,767	140,781	27,303	(248,376)	1,041,398	13,280	70,487
						7,171,383
Equity-income funds 2%
The Income Fund of America, Class R-6	161,473	60,874	303	75	(16,721)	205,398	4,378	6,355
Capital Income Builder, Class R-6	161,462	56,801	303	65	(13,261)	204,764	5,157	—
						410,162
Balanced funds 12%
American Balanced Fund, Class R-6	1,210,697	212,406	2,423	1,088	(155,841)	1,265,927	15,369	41,988
American Funds Global Balanced Fund, Class R-6	1,042,756	222,770	2,103	548	(212,538)	1,051,433	19,307	48,695
						2,317,360
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,036,889	52,278	19,208	(1,183)	(68,617)	1,000,159	20,486	—
Total 100%				$55,004	$(4,793,814)	$19,495,219	$204,671	$1,149,123
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 25

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	34,298,879	$1,799,319
SMALLCAP World Fund, Inc., Class R-6[1]	27,748,420	1,699,591
The Growth Fund of America, Class R-6	28,107,387	1,607,461
AMCAP Fund, Class R-6[1]	47,917,966	1,597,585
The New Economy Fund, Class R-6[1]	19,296,771	897,686
American Funds Global Insight Fund, Class R-6	42,055,831	794,014
New World Fund, Inc., Class R-6	9,745,149	667,348
EuroPacific Growth Fund, Class R-6	8,833,910	447,349
		9,510,353
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	33,612,828	1,790,891
American Mutual Fund, Class R-6	33,767,925	1,695,150
Fundamental Investors, Class R-6	26,710,150	1,687,547
Capital World Growth and Income Fund, Class R-6	32,373,987	1,687,332
The Investment Company of America, Class R-6	22,752,709	987,923
		7,848,843
Equity-income funds 6%
The Income Fund of America, Class R-6	28,661,568	683,292
Capital Income Builder, Class R-6	8,760,388	562,680
		1,245,972
Balanced funds 12%
American Balanced Fund, Class R-6	56,681,386	1,693,073
American Funds Global Balanced Fund, Class R-6	33,487,086	1,110,767
		2,803,840
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	88,093,560	1,163,716
Total investment securities 100% (cost: $21,572,061,000)		22,572,724
Other assets less liabilities 0%		(3,117)
Net assets 100%		$22,569,607
American Funds Target Date Retirement Series — Page 9 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$2,013,613	$368,307	$1,104	$687	$(582,184)	$1,799,319	$12,012	$124,237
SMALLCAP World Fund, Inc., Class R-6[1]	1,827,036	616,094	1,003	622	(743,158)	1,699,591	—	151,463
The Growth Fund of America, Class R-6	1,735,761	451,931	2,163	749	(578,817)	1,607,461	6,250	126,555
AMCAP Fund, Class R-6[1]	1,721,828	429,171	943	599	(553,070)	1,597,585	—	142,775
The New Economy Fund, Class R-6[1]	970,093	278,753	523	341	(350,978)	897,686	—	66,515
American Funds Global Insight Fund, Class R-6	812,373	98,317	449	11	(116,238)	794,014	7,142	—
New World Fund, Inc., Class R-6	704,669	176,891	386	188	(214,014)	667,348	5,648	42,650
EuroPacific Growth Fund, Class R-6	469,879	124,368	253	111	(146,756)	447,349	7,423	18,505
						9,510,353
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	1,869,358	109,225	3,115	603	(185,180)	1,790,891	24,949	84,276
American Mutual Fund, Class R-6	1,705,113	77,881	971	545	(87,418)	1,695,150	25,915	51,966
Fundamental Investors, Class R-6	1,913,690	190,663	1,071	612	(416,347)	1,687,547	23,535	158,163
Capital World Growth and Income Fund, Class R-6	1,898,536	217,531	1,074	521	(428,182)	1,687,332	29,586	96,233
The Investment Company of America, Class R-6	1,120,636	79,465	629	312	(211,861)	987,923	12,598	66,868
						7,848,843
Equity-income funds 6%
The Income Fund of America, Class R-6	665,014	82,370	389	89	(63,792)	683,292	17,078	25,610
Capital Income Builder, Class R-6	568,398	36,449	332	65	(41,900)	562,680	17,252	—
						1,245,972
Balanced funds 12%
American Balanced Fund, Class R-6	1,776,670	121,812	1,023	453	(204,839)	1,693,073	20,500	55,818
American Funds Global Balanced Fund, Class R-6	1,196,455	134,274	689	181	(219,454)	1,110,767	20,066	50,139
						2,803,840
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,188,398	72,465	16,192	(1,180)	(79,775)	1,163,716	23,773	—
Total 100%				$5,509	$(5,223,963)	$22,572,724	$253,727	$1,261,773
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 25

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 39%	Shares	Value (000)
The Growth Fund of America, Class R-6	35,155,410	$2,010,538
AMCAP Fund, Class R-6[1]	60,083,124	2,003,171
New Perspective Fund, Class R-6	38,054,153	1,996,321
SMALLCAP World Fund, Inc., Class R-6[1]	29,867,434	1,829,380
The New Economy Fund, Class R-6[1]	24,468,253	1,138,263
American Funds Global Insight Fund, Class R-6	59,911,504	1,131,129
New World Fund, Inc., Class R-6	10,124,102	693,299
EuroPacific Growth Fund, Class R-6	5,030,902	254,765
		11,056,866
Growth-and-income funds 33%
Fundamental Investors, Class R-6	33,427,869	2,111,973
Capital World Growth and Income Fund, Class R-6	40,494,285	2,110,562
American Mutual Fund, Class R-6	39,157,525	1,965,708
Washington Mutual Investors Fund, Class R-6	34,129,799	1,818,436
The Investment Company of America, Class R-6	26,145,609	1,135,242
International Growth and Income Fund, Class R-6	9,618,603	307,699
		9,449,620
Equity-income funds 7%
The Income Fund of America, Class R-6	47,080,480	1,122,399
Capital Income Builder, Class R-6	13,070,277	839,504
		1,961,903
Balanced funds 13%
American Balanced Fund, Class R-6	75,379,382	2,251,581
American Funds Global Balanced Fund, Class R-6	42,464,384	1,408,544
		3,660,125
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	105,997,944	1,400,233
American Funds Inflation Linked Bond Fund, Class R-6	43,999,692	464,196
American Funds Multi-Sector Income Fund, Class R-6	33,167,212	310,777
		2,175,206
Total investment securities 100% (cost: $26,580,697,000)		28,303,720
Other assets less liabilities 0%		(3,552)
Net assets 100%		$28,300,168
American Funds Target Date Retirement Series — Page 11 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39%
The Growth Fund of America, Class R-6	$2,222,508	$535,180	$15,615	$308	$(731,843)	$2,010,538	$7,973	$161,446
AMCAP Fund, Class R-6[1]	2,204,313	498,543	5,531	2,291	(696,445)	2,003,171	—	178,340
New Perspective Fund, Class R-6	2,177,784	459,276	11,613	378	(629,504)	1,996,321	12,972	134,165
SMALLCAP World Fund, Inc., Class R-6[1]	2,010,214	652,386	23,377	(7,772)	(802,071)	1,829,380	—	165,525
The New Economy Fund, Class R-6[1]	1,230,552	349,303	2,392	1,562	(440,762)	1,138,263	—	83,853
American Funds Global Insight Fund, Class R-6	1,208,373	93,161	2,413	61	(168,053)	1,131,129	10,630	—
New World Fund, Inc., Class R-6	766,839	158,899	1,516	737	(231,660)	693,299	6,102	46,082
EuroPacific Growth Fund, Class R-6	391,082	20,886	41,793	(9,387)	(106,023)	254,765	6,052	14,834
						11,056,866
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,328,486	288,303	4,685	2,713	(502,844)	2,111,973	28,516	191,634
Capital World Growth and Income Fund, Class R-6	2,311,508	315,151	4,672	2,278	(513,703)	2,110,562	35,676	116,041
American Mutual Fund, Class R-6	2,169,770	99,254	187,531	(7,033)	(108,752)	1,965,708	32,778	66,028
Washington Mutual Investors Fund, Class R-6	2,066,090	120,425	158,499	(8,175)	(201,405)	1,818,436	27,508	92,918
The Investment Company of America, Class R-6	1,225,389	140,976	2,482	1,247	(229,888)	1,135,242	13,755	73,009
International Growth and Income Fund, Class R-6	205,101	152,570	459	155	(49,668)	307,699	4,044	9,680
						9,449,620
Equity-income funds 7%
The Income Fund of America, Class R-6	1,207,216	107,096	76,323	(7,376)	(108,214)	1,122,399	30,526	46,212
Capital Income Builder, Class R-6	902,996	53,269	49,365	(4,168)	(63,228)	839,504	27,190	—
						1,961,903
Balanced funds 13%
American Balanced Fund, Class R-6	2,438,726	130,318	39,803	(1,148)	(276,512)	2,251,581	27,854	76,155
American Funds Global Balanced Fund, Class R-6	1,515,366	168,613	3,145	818	(273,108)	1,408,544	25,122	63,377
						3,660,125
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	1,885,533	189,031	534,602	(67,298)	(72,431)	1,400,233	37,654	—
American Funds Inflation Linked Bond Fund, Class R-6	231,563	242,790	499	64	(9,722)	464,196	8,293	—
American Funds Multi-Sector Income Fund, Class R-6	—	304,223	—	—	6,554	310,777	556	—
						2,175,206
Total 100%				$(99,745)	$(6,209,282)	$28,303,720	$343,201	$1,519,299
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 25

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 30%	Shares	Value (000)
The Growth Fund of America, Class R-6	37,125,401	$2,123,202
AMCAP Fund, Class R-6[1]	63,415,952	2,114,288
SMALLCAP World Fund, Inc., Class R-6[1]	26,004,149	1,592,754
New Perspective Fund, Class R-6	29,908,273	1,568,988
American Funds Global Insight Fund, Class R-6	68,661,209	1,296,324
The New Economy Fund, Class R-6[1]	12,569,709	584,743
New World Fund, Inc., Class R-6	4,265,134	292,076
		9,572,375
Growth-and-income funds 32%
Capital World Growth and Income Fund, Class R-6	43,607,980	2,272,848
American Mutual Fund, Class R-6	44,867,133	2,252,330
Fundamental Investors, Class R-6	33,169,150	2,095,627
Washington Mutual Investors Fund, Class R-6	33,050,890	1,760,952
The Investment Company of America, Class R-6	29,966,062	1,301,126
International Growth and Income Fund, Class R-6	20,051,184	641,437
		10,324,320
Equity-income funds 7%
The Income Fund of America, Class R-6	53,777,280	1,282,050
Capital Income Builder, Class R-6	17,689,816	1,136,217
		2,418,267
Balanced funds 13%
American Balanced Fund, Class R-6	86,120,878	2,572,431
American Funds Global Balanced Fund, Class R-6	48,673,857	1,614,512
		4,186,943
Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	122,038,769	1,612,132
American Funds Inflation Linked Bond Fund, Class R-6	125,335,034	1,322,285
American Funds Mortgage Fund, Class R-6	91,868,632	883,776
American Funds Multi-Sector Income Fund, Class R-6	87,396,836	818,908
Intermediate Bond Fund of America, Class R-6	40,436,102	527,691
Capital World Bond Fund, Class R-6	20,738,460	352,761
American Funds Strategic Bond Fund, Class R-6	33,388,559	351,916
		5,869,469
Total investment securities 100% (cost: $30,409,948,000)		32,371,374
Other assets less liabilities 0%		(4,670)
Net assets 100%		$32,366,704
American Funds Target Date Retirement Series — Page 13 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 30%
The Growth Fund of America, Class R-6	$2,387,331	$530,212	$11,049	$(1,795)	$(781,497)	$2,123,202	$8,588	$173,900
AMCAP Fund, Class R-6[1]	2,369,241	498,121	14,155	(2,480)	(736,439)	2,114,288	—	191,125
SMALLCAP World Fund, Inc., Class R-6[1]	1,802,270	517,621	15,217	(5,863)	(706,057)	1,592,754	—	144,475
New Perspective Fund, Class R-6	1,971,356	175,013	21,534	(3,164)	(552,683)	1,568,988	11,759	121,625
American Funds Global Insight Fund, Class R-6	1,294,673	188,433	772	19	(186,029)	1,296,324	11,482	—
The New Economy Fund, Class R-6[1]	931,023	63,535	92,857	(35,129)	(281,829)	584,743	—	63,535
New World Fund, Inc., Class R-6	437,734	29,245	48,333	(2,249)	(124,321)	292,076	3,420	25,825
						9,572,375
Growth-and-income funds 32%
Capital World Growth and Income Fund, Class R-6	2,394,290	404,232	1,448	706	(524,932)	2,272,848	36,971	120,254
American Mutual Fund, Class R-6	2,444,062	111,592	173,235	(9,100)	(120,989)	2,252,330	37,108	74,483
Fundamental Investors, Class R-6	2,296,695	293,625	1,383	810	(494,120)	2,095,627	28,168	189,293
Washington Mutual Investors Fund, Class R-6	1,977,561	115,639	131,586	(7,886)	(192,776)	1,760,952	26,415	89,225
The Investment Company of America, Class R-6	1,379,017	179,287	836	427	(256,769)	1,301,126	15,502	82,281
International Growth and Income Fund, Class R-6	666,145	126,342	397	139	(150,792)	641,437	11,703	28,011
						10,324,320
Equity-income funds 7%
The Income Fund of America, Class R-6	1,348,346	104,899	43,812	(4,322)	(123,061)	1,282,050	33,992	51,289
Capital Income Builder, Class R-6	1,128,616	91,539	1,531	149	(82,556)	1,136,217	34,276	—
						2,418,267
Balanced funds 13%
American Balanced Fund, Class R-6	2,714,517	176,527	7,384	(472)	(310,757)	2,572,431	31,303	85,276
American Funds Global Balanced Fund, Class R-6	1,679,239	246,153	1,050	275	(310,105)	1,614,512	28,663	71,286
						4,186,943
Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	2,593,375	169,158	956,488	(120,279)	(73,634)	1,612,132	50,126	—
American Funds Inflation Linked Bond Fund, Class R-6	929,420	444,710	599	108	(51,354)	1,322,285	33,731	—
American Funds Mortgage Fund, Class R-6	656,826	269,579	425	5	(42,209)	883,776	8,336	—
American Funds Multi-Sector Income Fund, Class R-6	—	801,379	—	—	17,529	818,908	1,515	—
Intermediate Bond Fund of America, Class R-6	519,070	165,110	123,015	(8,888)	(24,586)	527,691	9,324	—
Capital World Bond Fund, Class R-6	654,741	264,252	426,746	(104,625)	(34,861)	352,761	14,787	—
American Funds Strategic Bond Fund, Class R-6	—	343,188	—	—	8,728	351,916	—	—
						5,869,469
Total 100%				$(303,614)	$(6,136,099)	$32,371,374	$437,169	$1,511,883
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 14 of 25

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	68,138,224	$2,271,728
The Growth Fund of America, Class R-6	32,571,753	1,862,779
American Funds Global Insight Fund, Class R-6	68,390,167	1,291,206
SMALLCAP World Fund, Inc., Class R-6[1]	17,772,745	1,088,581
New Perspective Fund, Class R-6	17,627,114	924,718
		7,439,012
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	50,351,795	2,624,335
American Mutual Fund, Class R-6	51,810,342	2,600,879
Washington Mutual Investors Fund, Class R-6	35,011,775	1,865,427
Fundamental Investors, Class R-6	25,840,990	1,632,634
The Investment Company of America, Class R-6	29,851,542	1,296,154
International Growth and Income Fund, Class R-6	23,153,259	740,673
		10,760,102
Equity-income funds 8%
The Income Fund of America, Class R-6	62,100,323	1,480,472
Capital Income Builder, Class R-6	23,018,669	1,478,489
		2,958,961
Balanced funds 13%
American Balanced Fund, Class R-6	99,464,424	2,971,003
American Funds Global Balanced Fund, Class R-6	56,202,587	1,864,240
		4,835,243
Fixed income funds 30%
American Funds Inflation Linked Bond Fund, Class R-6	195,947,326	2,067,244
U.S. Government Securities Fund, Class R-6	140,120,398	1,850,991
American Funds Mortgage Fund, Class R-6	192,364,420	1,850,546
Intermediate Bond Fund of America, Class R-6	116,087,050	1,514,936
The Bond Fund of America, Class R-6	117,108,101	1,421,692
American Funds Multi-Sector Income Fund, Class R-6	118,634,644	1,111,607
Capital World Bond Fund, Class R-6	43,548,039	740,752
American Funds Strategic Bond Fund, Class R-6	70,102,753	738,883
		11,296,651
Total investment securities 100% (cost: $35,522,622,000)		37,289,969
Other assets less liabilities 0%		(4,740)
Net assets 100%		$37,285,229
American Funds Target Date Retirement Series — Page 15 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6[1]	$2,489,897	$596,846	$32,589	$(1,456)	$(780,970)	$2,271,728	$—	$203,069
The Growth Fund of America, Class R-6	2,227,142	403,187	47,085	915	(721,380)	1,862,779	7,934	160,651
American Funds Global Insight Fund, Class R-6	1,399,986	92,045	6,170	(201)	(194,454)	1,291,206	12,277	—
SMALLCAP World Fund, Inc., Class R-6[1]	1,332,833	282,248	18,289	(1,745)	(506,466)	1,088,581	—	104,059
New Perspective Fund, Class R-6	1,087,592	150,366	6,257	1,366	(308,349)	924,718	6,472	66,935
						7,439,012
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	2,771,976	462,151	8,256	3,998	(605,534)	2,624,335	42,422	137,985
American Mutual Fund, Class R-6	2,806,502	127,645	187,017	(3,479)	(142,772)	2,600,879	42,326	85,319
Washington Mutual Investors Fund, Class R-6	2,010,672	117,287	61,968	(1,855)	(198,709)	1,865,427	26,791	90,496
Fundamental Investors, Class R-6	1,989,437	187,511	110,585	(9,316)	(424,413)	1,632,634	24,287	163,224
The Investment Company of America, Class R-6	1,467,648	110,663	5,951	1,965	(278,171)	1,296,154	16,457	87,355
International Growth and Income Fund, Class R-6	763,938	150,839	2,249	766	(172,621)	740,673	13,351	31,957
						10,760,102
Equity-income funds 8%
The Income Fund of America, Class R-6	1,547,141	109,628	31,709	(526)	(144,062)	1,480,472	38,704	58,371
Capital Income Builder, Class R-6	1,548,337	67,384	25,537	40	(111,735)	1,478,489	45,990	—
						2,958,961
Balanced funds 13%
American Balanced Fund, Class R-6	3,139,775	195,980	9,591	4,336	(359,497)	2,971,003	35,901	97,507
American Funds Global Balanced Fund, Class R-6	1,941,771	277,572	5,931	1,561	(350,733)	1,864,240	32,526	81,279
						4,835,243
Fixed income funds 30%
American Funds Inflation Linked Bond Fund, Class R-6	1,693,463	483,438	9,540	816	(100,933)	2,067,244	60,668	—
U.S. Government Securities Fund, Class R-6	2,579,873	151,471	695,331	(87,237)	(97,785)	1,850,991	49,615	—
American Funds Mortgage Fund, Class R-6	1,938,075	115,021	87,868	(6,400)	(108,282)	1,850,546	20,214	—
Intermediate Bond Fund of America, Class R-6	2,334,662	296,276	971,566	(82,965)	(61,471)	1,514,936	36,509	—
The Bond Fund of America, Class R-6	746,663	757,886	2,418	77	(80,516)	1,421,692	17,682	4,185
American Funds Multi-Sector Income Fund, Class R-6	—	1,088,011	—	—	23,596	1,111,607	2,017	—
Capital World Bond Fund, Class R-6	1,926,060	240,971	1,071,747	(257,643)	(96,889)	740,752	38,929	—
American Funds Strategic Bond Fund, Class R-6	—	720,536	—	—	18,347	738,883	—	—
						11,296,651
Total 100%				$(436,983)	$(5,803,799)	$37,289,969	$571,072	$1,372,392
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 16 of 25

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 11%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	41,096,353	$1,370,152
American Funds Global Insight Fund, Class R-6	49,560,181	935,696
The Growth Fund of America, Class R-6	9,973,435	570,381
New Perspective Fund, Class R-6	5,359,372	281,153
SMALLCAP World Fund, Inc., Class R-6[1]	4,564,187	279,557
		3,436,939
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	38,673,982	2,015,688
American Mutual Fund, Class R-6	39,742,154	1,995,056
Washington Mutual Investors Fund, Class R-6	29,170,568	1,554,208
The Investment Company of America, Class R-6	21,632,905	939,301
Fundamental Investors, Class R-6	14,847,999	938,096
International Growth and Income Fund, Class R-6	13,995,487	447,716
		7,890,065
Equity-income funds 11%
The Income Fund of America, Class R-6	80,217,804	1,912,392
Capital Income Builder, Class R-6	21,822,170	1,401,638
		3,314,030
Balanced funds 12%
American Balanced Fund, Class R-6	82,819,921	2,473,831
American Funds Global Balanced Fund, Class R-6	41,689,178	1,382,830
		3,856,661
Fixed income funds 40%
The Bond Fund of America, Class R-6	191,564,169	2,325,589
American Funds Inflation Linked Bond Fund, Class R-6	208,931,022	2,204,222
American Funds Mortgage Fund, Class R-6	177,354,603	1,706,151
Intermediate Bond Fund of America, Class R-6	130,721,139	1,705,911
U.S. Government Securities Fund, Class R-6	116,532,529	1,539,395
American Funds Multi-Sector Income Fund, Class R-6	116,434,989	1,090,996
American Funds Strategic Bond Fund, Class R-6	74,493,868	785,165
Capital World Bond Fund, Class R-6	36,295,172	617,381
American High-Income Trust, Class R-6	54,002,372	511,403
		12,486,213
Total investment securities 100% (cost: $29,391,607,000)		30,983,908
Other assets less liabilities 0%		(5,191)
Net assets 100%		$30,978,717
American Funds Target Date Retirement Series — Page 17 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 11%
AMCAP Fund, Class R-6[1]	$1,749,950	$186,662	$51,567	$(1,786)	$(513,107)	$1,370,152	$—	$128,663
American Funds Global Insight Fund, Class R-6	986,036	83,498	1,149	29	(132,718)	935,696	8,663	—
The Growth Fund of America, Class R-6	939,773	69,288	144,116	(7,866)	(286,698)	570,381	3,261	66,027
New Perspective Fund, Class R-6	485,336	32,429	98,662	15,166	(153,116)	281,153	2,859	29,569
SMALLCAP World Fund, Inc., Class R-6[1]	472,349	36,947	52,611	(24,287)	(152,841)	279,557	—	36,947
						3,436,939
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	2,244,124	267,798	2,633	1,324	(494,925)	2,015,688	34,417	111,918
American Mutual Fund, Class R-6	2,279,860	102,823	275,537	5,764	(117,854)	1,995,056	33,385	69,438
Washington Mutual Investors Fund, Class R-6	1,717,679	99,225	93,483	(2,075)	(167,138)	1,554,208	22,768	76,457
The Investment Company of America, Class R-6	1,031,373	102,301	1,221	686	(193,838)	939,301	11,587	61,502
Fundamental Investors, Class R-6	1,012,406	143,386	1,191	777	(217,282)	938,096	12,409	83,393
International Growth and Income Fund, Class R-6	538,693	35,472	2,733	78	(123,794)	447,716	9,432	22,576
						7,890,065
Equity-income funds 11%
The Income Fund of America, Class R-6	1,824,963	258,927	2,198	753	(170,053)	1,912,392	46,260	68,832
Capital Income Builder, Class R-6	1,441,339	65,568	2,270	460	(103,459)	1,401,638	42,521	—
						3,314,030
Balanced funds 12%
American Balanced Fund, Class R-6	2,669,812	157,097	48,682	(2,258)	(302,138)	2,473,831	30,616	83,066
American Funds Global Balanced Fund, Class R-6	1,532,480	125,135	1,822	544	(273,507)	1,382,830	25,147	63,326
						3,856,661
Fixed income funds 40%
The Bond Fund of America, Class R-6	2,047,668	499,408	9,679	(673)	(211,135)	2,325,589	40,485	10,664
American Funds Inflation Linked Bond Fund, Class R-6	1,900,996	466,680	50,646	(1,152)	(111,656)	2,204,222	67,685	—
American Funds Mortgage Fund, Class R-6	1,770,237	94,103	54,273	(3,862)	(100,054)	1,706,151	18,420	—
Intermediate Bond Fund of America, Class R-6	2,981,947	150,015	1,250,161	(99,361)	(76,529)	1,705,911	43,415	—
U.S. Government Securities Fund, Class R-6	1,862,900	68,304	263,996	(33,094)	(94,719)	1,539,395	35,689	—
American Funds Multi-Sector Income Fund, Class R-6	—	1,067,753	—	—	23,243	1,090,996	1,985	—
American Funds Strategic Bond Fund, Class R-6	—	765,631	—	—	19,534	785,165	—	—
Capital World Bond Fund, Class R-6	1,631,184	171,878	889,561	(206,677)	(89,443)	617,381	32,805	—
American High-Income Trust, Class R-6	633,233	189,593	227,839	(30,975)	(52,609)	511,403	26,943	—
						12,486,213
Total 100%				$(388,485)	$(4,095,836)	$30,983,908	$550,752	$912,378
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 18 of 25

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	22,154,791	$418,282
AMCAP Fund, Class R-6[1]	9,840,313	328,076
		746,358
Growth-and-income funds 23%
American Mutual Fund, Class R-6	20,210,706	1,014,577
Capital World Growth and Income Fund, Class R-6	17,751,237	925,195
Washington Mutual Investors Fund, Class R-6	15,923,892	848,425
The Investment Company of America, Class R-6	11,769,203	511,019
Fundamental Investors, Class R-6	8,086,373	510,897
International Growth and Income Fund, Class R-6	2,377,588	76,059
		3,886,172
Equity-income funds 16%
The Income Fund of America, Class R-6	72,230,977	1,721,986
Capital Income Builder, Class R-6	14,562,649	935,359
		2,657,345
Balanced funds 12%
American Balanced Fund, Class R-6	45,252,549	1,351,694
American Funds Global Balanced Fund, Class R-6	20,484,383	679,467
		2,031,161
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	128,848,998	1,359,357
The Bond Fund of America, Class R-6	110,867,157	1,345,927
American Funds Mortgage Fund, Class R-6	104,930,261	1,009,429
Intermediate Bond Fund of America, Class R-6	77,140,872	1,006,688
U.S. Government Securities Fund, Class R-6	63,759,579	842,264
American Funds Multi-Sector Income Fund, Class R-6	71,803,032	672,794
American High-Income Trust, Class R-6	53,778,728	509,285
American Funds Strategic Bond Fund, Class R-6	47,965,623	505,558
Capital World Bond Fund, Class R-6	19,564,409	332,791
		7,584,093
Total investment securities 100% (cost: $15,783,298,000)		16,905,129
Other assets less liabilities 0%		(2,865)
Net assets 100%		$16,902,264
American Funds Target Date Retirement Series — Page 19 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$513,980	$4,475	$30,259	$(2,835)	$(67,079)	$418,282	$4,475	$—
AMCAP Fund, Class R-6[1]	455,026	41,473	38,395	625	(130,653)	328,076	—	32,219
						746,358
Growth-and-income funds 23%
American Mutual Fund, Class R-6	1,166,655	57,497	157,393	25,854	(78,036)	1,014,577	16,592	34,684
Capital World Growth and Income Fund, Class R-6	1,087,793	149,309	75,342	966	(237,531)	925,195	16,496	53,784
Washington Mutual Investors Fund, Class R-6	973,925	63,953	102,708	19,097	(105,842)	848,425	12,275	40,850
The Investment Company of America, Class R-6	588,463	60,666	30,519	4,815	(112,406)	511,019	6,477	34,168
Fundamental Investors, Class R-6	588,468	71,449	24,652	4,153	(128,521)	510,897	7,077	47,373
International Growth and Income Fund, Class R-6	120,693	6,930	25,905	2,600	(28,259)	76,059	1,919	5,012
						3,886,172
Equity-income funds 16%
The Income Fund of America, Class R-6	1,852,862	148,383	115,927	1,255	(164,587)	1,721,986	44,545	68,519
Capital Income Builder, Class R-6	1,037,879	36,483	69,621	2,419	(71,801)	935,359	29,621	—
						2,657,345
Balanced funds 12%
American Balanced Fund, Class R-6	1,550,498	64,563	91,154	(1,456)	(170,757)	1,351,694	17,208	47,355
American Funds Global Balanced Fund, Class R-6	767,977	52,889	6,149	576	(135,826)	679,467	12,435	31,371
						2,031,161
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	1,327,250	228,607	119,120	(464)	(76,916)	1,359,357	46,215	—
The Bond Fund of America, Class R-6	1,529,179	69,449	98,827	(7,636)	(146,238)	1,345,927	27,867	7,627
American Funds Mortgage Fund, Class R-6	1,142,578	25,434	93,733	(7,407)	(57,443)	1,009,429	11,190	—
Intermediate Bond Fund of America, Class R-6	1,715,701	64,271	676,149	(43,664)	(53,471)	1,006,688	24,145	—
U.S. Government Securities Fund, Class R-6	951,938	26,173	73,278	(6,879)	(55,690)	842,264	17,961	—
American Funds Multi-Sector Income Fund, Class R-6	—	658,438	—	—	14,356	672,794	1,228	—
American High-Income Trust, Class R-6	956,034	46,016	385,528	(45,088)	(62,149)	509,285	34,384	—
American Funds Strategic Bond Fund, Class R-6	—	492,962	—	—	12,596	505,558	—	—
Capital World Bond Fund, Class R-6	946,186	59,360	506,570	(105,299)	(60,886)	332,791	18,481	—
						7,584,093
Total 100%				$(158,368)	$(1,917,139)	$16,905,129	$350,591	$402,962
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 20 of 25

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	2,576,471	$48,644
AMCAP Fund, Class R-6[1]	738,146	24,610
		73,254
Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,429,062	322,739
Capital World Growth and Income Fund, Class R-6	5,172,572	269,595
Washington Mutual Investors Fund, Class R-6	4,505,206	240,037
The Investment Company of America, Class R-6	3,733,816	162,122
Fundamental Investors, Class R-6	2,098,250	132,567
		1,127,060
Equity-income funds 19%
The Income Fund of America, Class R-6	28,281,285	674,226
Capital Income Builder, Class R-6	5,004,817	321,459
		995,685
Balanced funds 11%
American Balanced Fund, Class R-6	13,443,937	401,571
American Funds Global Balanced Fund, Class R-6	6,526,417	216,481
		618,052
Fixed income funds 48%
The Bond Fund of America, Class R-6	37,700,421	457,683
American Funds Inflation Linked Bond Fund, Class R-6	41,002,431	432,576
Intermediate Bond Fund of America, Class R-6	31,223,277	407,464
American Funds Mortgage Fund, Class R-6	33,391,322	321,225
American Funds Multi-Sector Income Fund, Class R-6	22,849,232	214,097
American Funds Strategic Bond Fund, Class R-6	18,061,952	190,373
American High-Income Trust, Class R-6	17,113,649	162,066
Short-Term Bond Fund of America, Class R-6	15,118,560	145,894
U.S. Government Securities Fund, Class R-6	9,133,674	120,656
Capital World Bond Fund, Class R-6	6,321,242	107,524
		2,559,558
Total investment securities 100% (cost: $4,924,860,000)		5,373,609
Other assets less liabilities 0%		(985)
Net assets 100%		$5,372,624
American Funds Target Date Retirement Series — Page 21 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$75,185	$651	$17,240	$(1,448)	$(8,504)	$48,644	$651	$—
AMCAP Fund, Class R-6[1]	39,039	2,742	5,736	(1,469)	(9,966)	24,610	—	2,741
						73,254
Growth-and-income funds 21%
American Mutual Fund, Class R-6	361,928	20,400	43,112	6,955	(23,432)	322,739	5,215	10,821
Capital World Growth and Income Fund, Class R-6	301,167	53,028	17,760	(895)	(65,945)	269,595	4,707	15,046
Washington Mutual Investors Fund, Class R-6	277,949	17,436	30,427	6,190	(31,111)	240,037	3,519	11,738
The Investment Company of America, Class R-6	181,974	19,972	6,097	1,160	(34,887)	162,122	2,027	10,695
Fundamental Investors, Class R-6	157,924	17,700	9,599	977	(34,435)	132,567	1,907	12,823
						1,127,060
Equity-income funds 19%
The Income Fund of America, Class R-6	748,636	56,326	65,618	643	(65,761)	674,226	17,855	27,687
Capital Income Builder, Class R-6	361,747	12,673	28,921	1,775	(25,815)	321,459	10,299	—
						995,685
Balanced funds 11%
American Balanced Fund, Class R-6	461,980	19,172	28,374	(1,142)	(50,065)	401,571	5,120	14,052
American Funds Global Balanced Fund, Class R-6	239,792	19,084	125	38	(42,308)	216,481	3,899	9,837
						618,052
Fixed income funds 48%
The Bond Fund of America, Class R-6	474,983	43,097	12,364	(1,432)	(46,601)	457,683	8,860	2,394
American Funds Inflation Linked Bond Fund, Class R-6	415,777	63,347	22,028	(159)	(24,361)	432,576	14,565	—
Intermediate Bond Fund of America, Class R-6	648,962	40,593	243,883	(19,185)	(19,023)	407,464	9,599	—
American Funds Mortgage Fund, Class R-6	356,436	6,100	20,755	(2,133)	(18,423)	321,225	3,558	—
American Funds Multi-Sector Income Fund, Class R-6	—	209,526	—	—	4,571	214,097	391	—
American Funds Strategic Bond Fund, Class R-6	—	185,631	—	—	4,742	190,373	—	—
American High-Income Trust, Class R-6	298,208	11,651	114,003	(19,461)	(14,329)	162,066	10,822	—
Short-Term Bond Fund of America, Class R-6	110,155	40,063	62	—[3]	(4,262)	145,894	1,192	—
U.S. Government Securities Fund, Class R-6	193,631	3,128	64,344	(3,325)	(8,434)	120,656	3,128	—
Capital World Bond Fund, Class R-6	292,998	20,383	153,944	(31,393)	(20,520)	107,524	5,794	—
						2,559,558
Total 100%				$(64,304)	$(538,869)	$5,373,609	$113,108	$117,834
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Target Date Retirement Series — Page 22 of 25

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	4,519,728	$226,890
Washington Mutual Investors Fund, Class R-6	3,146,300	167,635
Capital World Growth and Income Fund, Class R-6	3,154,905	164,434
The Investment Company of America, Class R-6	2,921,102	126,834
Fundamental Investors, Class R-6	964,946	60,965
		746,758
Equity-income funds 22%
The Income Fund of America, Class R-6	27,399,515	653,204
Capital Income Builder, Class R-6	4,223,645	271,285
		924,489
Balanced funds 10%
American Balanced Fund, Class R-6	9,751,467	291,276
American Funds Global Balanced Fund, Class R-6	3,653,105	121,174
		412,450
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	32,087,979	418,748
The Bond Fund of America, Class R-6	32,609,658	395,881
American Funds Inflation Linked Bond Fund, Class R-6	29,473,824	310,949
Short-Term Bond Fund of America, Class R-6	28,529,585	275,311
American Funds Mortgage Fund, Class R-6	28,188,364	271,172
American Funds Strategic Bond Fund, Class R-6	15,712,566	165,610
American Funds Multi-Sector Income Fund, Class R-6	15,213,738	142,553
American High-Income Trust, Class R-6	5,948,358	56,331
Capital World Bond Fund, Class R-6	2,196,359	37,360
		2,073,915
Total investment securities 100% (cost: $3,922,886,000)		4,157,612
Other assets less liabilities 0%		(452)
Net assets 100%		$4,157,160
American Funds Target Date Retirement Series — Page 23 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$249,578	$17,946	$29,253	$1,567	$(12,948)	$226,890	$3,628	$7,482
Washington Mutual Investors Fund, Class R-6	178,662	18,874	13,299	655	(17,257)	167,635	2,326	7,803
Capital World Growth and Income Fund, Class R-6	186,952	42,125	23,607	(523)	(40,513)	164,434	2,942	9,390
The Investment Company of America, Class R-6	134,332	25,111	7,528	892	(25,973)	126,834	1,535	7,986
Fundamental Investors, Class R-6	72,144	9,316	5,146	462	(15,811)	60,965	874	5,893
						746,758
Equity-income funds 22%
The Income Fund of America, Class R-6	667,274	75,457	29,672	562	(60,417)	653,204	16,381	24,804
Capital Income Builder, Class R-6	284,298	21,484	15,064	385	(19,818)	271,285	8,280	—
						924,489
Balanced funds 10%
American Balanced Fund, Class R-6	313,190	21,437	8,258	456	(35,549)	291,276	3,548	9,643
American Funds Global Balanced Fund, Class R-6	144,785	11,789	10,301	(300)	(24,799)	121,174	2,310	5,905
						412,450
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	681,063	65,957	287,645	(21,406)	(19,221)	418,748	10,148	—
The Bond Fund of America, Class R-6	382,088	62,054	8,468	(271)	(39,522)	395,881	7,458	1,969
American Funds Inflation Linked Bond Fund, Class R-6	277,896	64,692	16,424	84	(15,299)	310,949	9,540	—
Short-Term Bond Fund of America, Class R-6	298,494	35,864	47,905	(1,933)	(9,209)	275,311	2,897	—
American Funds Mortgage Fund, Class R-6	279,014	18,110	9,784	(460)	(15,708)	271,172	2,896	—
American Funds Strategic Bond Fund, Class R-6	—	161,471	—	—	4,139	165,610	—	—
American Funds Multi-Sector Income Fund, Class R-6	—	139,514	—	—	3,039	142,553	260	—
American High-Income Trust, Class R-6	142,109	4,541	76,038	(6,344)	(7,937)	56,331	4,541	—
Capital World Bond Fund, Class R-6	141,156	3,435	85,156	(13,564)	(8,511)	37,360	2,480	—
						2,073,915
Total 100%				$(39,738)	$(361,314)	$4,157,612	$82,044	$80,875
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 24 of 25

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-850-0922O-S89813	American Funds Target Date Retirement Series — Page 25 of 25